Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Related Party Transaction [Line Items]
Due from employees	$ 500		$ 500
Contribution for taxes associated with reorganization	265,000		265,000
Due from affiliates	7,500		7,500
Affiliated Entity | Financial And Management Advisory Services
Related Party Transaction [Line Items]
Transfers to related parties	400	$ 1,200	1,600	$ 2,400	$ 4,900	$ 4,900	$ 2,800
Affiliated Entity | Transfers To Related Parties
Related Party Transaction [Line Items]
Transfers to related parties					800	3,900
Affiliated Entity | Debt Service And Shared Costs
Related Party Transaction [Line Items]
Transfers to related parties				1,177,000	1,177,000	74,600	62,700
Affiliated Entity | Other Related Party Settlements
Related Party Transaction [Line Items]
Transfers to related parties				37,900	$ 14,300	$ 35,200	25,600
Management Incentive Unit
Related Party Transaction [Line Items]
Share based awards outstanding (in shares)					24,112,170	24,106,646
Director | Affiliated Entity
Related Party Transaction [Line Items]
Transfers to related parties					$ 300	$ 300	300
Director | Management Incentive Unit | Affiliated Entity
Related Party Transaction [Line Items]
Share based awards outstanding (in shares)					2,300,000	2,300,000
Director | Management Incentive Unit | Affiliated Entity | Transfers To Related Parties
Related Party Transaction [Line Items]
Equity transfer to related party							$ 2,300
Additional Paid-In Capital
Related Party Transaction [Line Items]
Contribution for taxes associated with reorganization	$ 265,000		$ 265,000
Additional Paid-In Capital | Affiliated Entity | Transfers To Related Parties
Related Party Transaction [Line Items]
Transfers to related parties		$ 43,300		$ 41,900